RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Text Block]

6.       RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

As of December 31, 2013 and 2012, amounts due from/to related parties consist of:

	December 31,	December 31,
	2013	2012

Due from related companies
- Xiamen Yili Geo Information Technology Co., Ltd.	$115,248	$810,982
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	393,107	401,244
	$508,355	$1,212,226
Due to related party
- Shareholder	$913,479	$12,728

Due from related companies, current portion

Approximately 8% of Xiamen Yili Geo Information Technology Co., Ltd. (“Yili”) is owned by Geo. The balance consists of accounts receivable from sales.

Approximately 9% of Wuhan Geo Navigation and Communication Technology Co., Ltd. (“Geo Navigation”) is owned by Geo. The balance due from Geo Navigation as of December 31, 2013 represents advances from Geo to Geo Navigation. These balances are non-interest bearing and due on demand.

Due to related party

The balance due to shareholder represents the balance of personal loans from Mr. Jianghuai Lin (“Mr. Lin”), the CEO of the Company, to the Company. These advances will be due on December 26, 2014 bearing interest rate of 6% per annum.

(b) Revenue - related party

Amounts recognized from Yili during the years ended December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Revenue	$539,130	$860,156	$14,334
Cost of sales	(550,945)	(299,295)	-
Gross (loss) profit	$(11,815)	$560,861	$14,334

(c) Rental expenses - related party

Rental expenses from renting buildings and offices from Mr. Lin charged to operations during the years ended December 31, 2013, 2012 and 2011 were approximately $166,638, $250,661 and $248,653 respectively.